13 Taxes (Details Narrative) R$ in Thousands		12 Months Ended
	Jan. 02, 2019 BRL (R$)	Dec. 31, 2019 BRL (R$) Installment	Dec. 31, 2018 BRL (R$)
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Applicable tax rate		15.00%
Applicable tax rate with surtax		10.00%
Minimum amount for income tax		R$ 240
Percentage for social contribution		9.00%
Percentage of offset against future taxable profits		30.00%
Unrecognized tax credits		R$ 83,273	R$ 34,567
Percentage of CVA tax regime		20.00%
Monthly installment of CVA tax regime | Installment		145
Amount of CVA tax regime			R$ 572
Operating revenue	R$ 16,255,066	R$ 105,184
Operating income		97,664
Financial income		4,157
Recoverable PIS/Pasep and Cofins Taxes [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Financial income		38,434
Amount of tax recoverable		143,618
Special Regime For Tax Regularization [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amount of CVA tax regime		R$ 3,572